UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

						   FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2002

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Palo Alto Investors, LLC
Address:	470 University Avenue
		Palo Alto, CA 94301

Form 13F File Number:	28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	William L. Edwards
Title:	President of Palo Alto Investors, Manager
Phone:	(650) 325-0772

Signature, Place and Date of Signing:

William L. Edwards		Palo Alto, CA			September 11, 2002


Report Type (Check only one.):

 X 	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
___	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		64

Form 13F Information Table Value Total:		153,976


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
<Page


NAME OF ISSUER			TITLE OF	CUSIP		VALUE	     SHARES	     SH/    PUT/	   INV.	OTHER	VOTING AUTH
					CLASS				X1000			    PRN    CALL	   DISC	MGR	SOLE   SHR NONE


Actuate Corporation           COMMON   00508B102       2108       468,400    SH              SOLE           468,400
Acxiom Corporation            COMMON   005125109        175        10,000    SH              SOLE            10,000
Agile Software                COMMON   00846X105       1364       187,600    SH              SOLE           187,600
Align Technology              COMMON   016255101        652       161,300    SH              SOLE           161,300
Allegiance Telecom Inc.       COMMON   01747T102       5490     3,000,000    SH              SOLE         3,000,000
Arena Pharmaceuticals         COMMON   040047102       3281       390,600    SH              SOLE           390,600
Art Technology Group          COMMON   04289L107       3611     3,575,050    SH              SOLE         3,575,050
ArthroCare Corp               COMMON   043136100      11804       917,900    SH              SOLE           917,900
Biosite Inc.                  COMMON   090945106       1248        44,350    SH              SOLE            44,350
Carbon Energy Corp            COMMON   141106104        822        84,800    SH              SOLE            84,800
Centra Software               COMMON   15234X103       3627     1,950,000    SH              SOLE         1,950,000
ClickAction, Inc.             COMMON   18681E107        664     1,164,500    SH              SOLE         1,164,500
Cohesion Technologies Inc     COMMON   19248N101        734       341,600    SH              SOLE           341,600
Conductus Inc.                COMMON   206784100       1496     1,247,005    SH              SOLE         1,247,005
Corio Inc                     COMMON   218875102        952       873,500    SH              SOLE           873,500
Corixa Corporation            COMMON   21887F100       1714       250,200    SH              SOLE           250,200
Curon Medical, Inc.           COMMON   231292103         73        21,100    SH              SOLE            21,100
Cysive, Inc.                  COMMON   23281T108        190        77,600    SH              SOLE            77,600
Denbury Resources Inc         COMMON   247916208       1417       137,700    SH              SOLE           137,700
Docent, Inc.                  COMMON   25608L106       3105     2,700,000    SH              SOLE         2,700,000
Dyax                          COMMON   26746E103        743       183,900    SH              SOLE           183,900
E-Loan Inc.                   COMMON   26861P107       4785     4,350,000    SH              SOLE         4,350,000
Excelon Corp                  COMMON   300691102       2563     2,880,125    SH              SOLE         2,880,125
Exponent                      COMMON   30214U102       6849       530,482    SH              SOLE           530,482
Geerlings & Wade              COMMON   368473104        714       720,770    SH              SOLE           720,770
Genaissance Pharmaceutica     COMMON   36867W105        146       110,800    SH              SOLE           110,800
Genencor International        COMMON   368709101       5348       546,300    SH              SOLE           546,300
Impath Inc                    COMMON   45255G101        558        31,100    SH              SOLE            31,100
Intellicorp, Inc.             COMMON   458153103         14       241,000    SH              SOLE           241,000
Interwoven Inc.               COMMON   46114T102        244        80,000    SH              SOLE            80,000
Latitude Comm                 COMMON   518292107       1168       885,200    SH              SOLE           885,200
Mercator Software, Inc.       COMMON   587587106       1392       916,100    SH              SOLE           916,100
N. American Scientific        COMMON   65715D100        530        51,900    SH              SOLE            51,900
NIKU Corp                     COMMON   654113109        573     1,333,276    SH              SOLE         1,333,276
Navidec                       COMMON   63934Q101        574     2,127,300    SH              SOLE         2,127,300
Nexprise Inc.                 COMMON   65333Q202       1950       390,042    SH              SOLE           390,042
North Amer Pall               COMMON   656912102       2708       467,400    SH              SOLE           467,400
Patina Oil & Gas              COMMON   703224105       5181       188,875    SH              SOLE           188,875
Petroquest Energy             COMMON   716748108       8071     1,449,000    SH              SOLE         1,449,000
Pfizer Inc                    COMMON   717081103       1540        44,000    SH              SOLE            44,000
PharmChem Labs                COMMON   717133102       1308     1,520,935    SH              SOLE         1,520,935
Pharmacyclics Inc.            COMMON   716933106        239        53,900    SH              SOLE            53,900
Preview Systems, Inc.         COMMON   741379101         33       939,524    SH              SOLE           939,524
RSA Security                  COMMON   749719100        722       150,000    SH              SOLE           150,000
Rehabcare Group               COMMON   759148109       1394        58,000    SH              SOLE            58,000
Restoration Hardware Inc.     COMMON   760981100       2226       251,500    SH              SOLE           251,500
San Juan Basin Trust          COMMON   798241105        592        53,500    SH              SOLE            53,500
Secure Computing              COMMON   813705100        982       130,100    SH              SOLE           130,100
SeeBeyond Technology          COMMON   815704101       5067     1,634,500    SH              SOLE         1,634,500
Selectica                     COMMON   816288104       8157     2,054,702    SH              SOLE         2,054,702
Stellent Inc                  COMMON   85856W105        298        65,000    SH              SOLE            65,000
Strategic Diagnostic          COMMON   862700101        110        25,100    SH              SOLE            25,100
Titan Pharmaceuticals         COMMON   888314101        386       115,300    SH              SOLE           115,300
Tularik Inc.                  COMMON   899165104         92        10,000    SH              SOLE            10,000
Tumbleweed Comm               COMMON   899690101       8181     4,422,100    SH              SOLE         4,422,100
UCBH Holdings                 COMMON   90262T308       5150       135,500    SH              SOLE           135,500
Ultra Petroleum Corp          COMMON   903914109       6460       851,100    SH              SOLE           851,100
Unify Corporation             COMMON   904743101        682     1,056,598    SH              SOLE         1,056,598
Valicert                      COMMON   91915Q105       1084     1,506,000    SH              SOLE            21,100
Vicinity Corporation          COMMON   925653107       2159     1,079,650    SH              SOLE         1,079,650
W-H Energy Services Inc.      COMMON   92925E108       2992       135,000    SH              SOLE           135,000
WebEx Comm                    COMMON   94767L109       9572       602,000    SH              SOLE           602,000
WebSense                      COMMON   947684106       5766       225,500    SH              SOLE           225,500
iPrint Technologies           COMMON   462628108        143     1,432,122    SH              SOLE         1,432,122


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